Note 16 - Income Tax (Details) - Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefits [Abstract]
Balance	$ 3,624	$ 3,687
Gross increases based on tax positions related to the current period	160	356
Gross increases for tax positions of prior periods	382	1,532
Gross decreases for tax positions of prior periods	(257)
Reduction for settlements with taxing authorities	(335)	(1,044)
Reduction for lapses in applicable statutes of limitations	(1,055)	(907)
Balance	$ 2,519	$ 3,624